Summary of Effects of Changes in Company's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Noah Holdings Limited shareholders	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah's equity by partial disposal (acquisition) of subsidiaries			161,000	32,900
Net transfers from (to) non-controlling interest	30	5	151,990	29,076
Change from net income attributable to Noah and transfers from non-controlling interest	762,953	117,266	795,819	564,901
Parent
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah's equity by partial disposal (acquisition) of subsidiaries	¥ 30	$ 5	¥ 151,990	¥ 29,076